BNY Mellon Midcap Index Fund, Inc.
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0%
Automobiles & Components — 1.3%
Autoliv, Inc.	28,019	3,397,023
BorgWarner, Inc.	86,065	4,080,342
Gentex Corp.	87,576	2,015,124
Harley-Davidson, Inc.	46,548	921,650
Lear Corp.	20,873	2,444,019
The Goodyear Tire & Rubber Company(a)	115,604	1,087,834
Thor Industries, Inc.(b)	21,062	2,356,206
Visteon Corp.	10,822	983,287
		17,285,485
Banks — 6.0%
Associated Banc-Corp.	64,991	1,771,655
Bank OZK	42,823	2,036,662
Columbia Banking System, Inc.	120,125	3,536,480
Commerce Bancshares, Inc.	52,267	2,751,335
Cullen/Frost Bankers, Inc.	25,658	3,536,186
East West Bancorp, Inc.	55,144	6,310,679
First Financial Bankshares, Inc.	52,355	1,665,936
First Horizon Corp.	198,967	4,872,702
Flagstar Bank NA	120,378	1,591,397
FNB Corp.	142,929	2,508,404
Glacier Bancorp, Inc.	51,949	2,632,775
Hancock Whitney Corp.(b)	33,929	2,334,315
Home BancShares, Inc.	72,986	2,109,295
International Bancshares Corp.	22,037	1,534,657
Old National Bancorp	140,244	3,426,161
Pinnacle Financial Partners, Inc.	60,367	5,740,298
Prosperity Bancshares, Inc.	38,249	2,639,563
SouthState Bank Corp.	40,368	4,130,857
Texas Capital Bancshares, Inc.(a)	18,156	1,836,843
UMB Financial Corp.	28,642	3,641,544
United Bankshares, Inc.	55,957	2,368,660
Valley National Bancorp	192,945	2,404,095
Webster Financial Corp.	64,842	4,264,658
Western Alliance Bancorp	41,398	3,690,632
Wintrust Financial Corp.	26,919	3,970,283
Zions Bancorp NA	59,132	3,542,598
		80,848,670
Capital Goods — 17.7%
AAON, Inc.(b)	27,233	2,479,837
Acuity, Inc.	12,246	3,786,953
Advanced Drainage Systems, Inc.	28,899	4,393,804
AECOM	53,373	5,146,758
AeroVironment, Inc.(a),(b)	12,794	3,561,722
AGCO Corp.	24,826	2,815,517
API Group Corp.(a)	148,349	6,166,868
Applied Industrial Technologies, Inc.	15,166	3,949,378
ATI, Inc.(a)	54,532	6,560,200
BWX Technologies, Inc.	36,944	7,589,406

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Capital Goods — 17.7% (continued)
Carlisle Cos., Inc.	16,725	5,701,385
Carpenter Technology Corp.	20,109	6,391,243
Chart Industries, Inc.(a)	17,857	3,702,470
CNH Industrial NV	355,334	3,823,394
Core & Main, Inc., Cl. A(a)	76,715	4,093,512
Crane Co.	19,678	3,593,990
Curtiss-Wright Corp.	14,827	9,736,743
Donaldson Co., Inc.	46,632	4,753,666
Dycom Industries, Inc.(a)	11,645	4,243,322
EnerSys	14,864	2,678,344
Esab Corp.	23,061	2,792,687
Flowserve Corp.	51,162	3,998,310
Fluor Corp.(a)	65,128	3,008,262
Fortune Brands Innovations, Inc.(b)	48,428	2,619,955
GATX Corp.	14,403	2,620,050
Graco, Inc.	66,673	5,822,553
Hexcel Corp.	32,304	2,675,094
ITT, Inc.	34,234	6,240,858
Kratos Defense & Security Solutions, Inc.(a),(b)	67,802	6,984,284
Lincoln Electric Holdings, Inc.	22,082	5,859,459
MasTec, Inc.(a)	24,704	5,940,818
MSC Industrial Direct Co., Inc., Cl. A	18,444	1,555,567
Mueller Industries, Inc.	44,727	6,089,134
Nextpower, Inc., Cl. A(a)	59,785	7,000,226
nVent Electric PLC	64,840	7,278,938
Oshkosh Corp.	25,385	3,650,871
Owens Corning	32,897	3,942,377
RBC Bearings, Inc.(a)	12,626	6,308,833
Regal Rexnord Corp.	26,688	4,310,112
Sensata Technologies Holding PLC	58,193	2,012,896
Simpson Manufacturing Co., Inc.	16,645	2,942,503
SPX Technologies, Inc.(a)	19,991	4,166,324
StandardAero, Inc.(a),(b)	75,814	2,341,894
Sterling Infrastructure, Inc.(a)	12,370	4,427,347
Terex Corp.	26,675	1,520,475
The Middleby Corp.(a)	18,588	2,735,596
The Timken Company	25,691	2,394,144
The Toro Company	39,756	3,637,674
Trex Co., Inc.(a)	43,204	1,789,510
UFP Industries, Inc.	23,431	2,419,954
Valmont Industries, Inc.	7,894	3,517,251
Watsco, Inc.	14,078	5,440,443
Watts Water Technologies, Inc., Cl. A	10,971	3,283,730
WESCO International, Inc.	19,566	5,662,987
Woodward, Inc.	24,085	7,655,176
		239,814,804
Commercial & Professional Services — 4.4%
Booz Allen Hamilton Holding Corp.	48,934	4,326,744
CACI International, Inc., Cl. A(a)	8,856	5,495,857
Clean Harbors, Inc.(a)	20,178	5,244,464
Concentrix Corp.	17,226	643,391

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Commercial & Professional Services — 4.4% (continued)
ExlService Holdings, Inc.(a)	64,100	2,509,515
Exponent, Inc.	20,063	1,441,928
FTI Consulting, Inc.(a)	12,063	2,107,044
Genpact Ltd.	63,937	2,819,622
KBR, Inc.	51,692	2,212,935
Maximus, Inc.	22,903	2,162,959
MSA Safety, Inc.(b)	14,695	2,603,219
Parsons Corp.(a)	21,449	1,502,717
Paylocity Holding Corp.(a)	17,778	2,399,674
RB Global, Inc.	74,665	8,479,704
Science Applications International Corp.	18,324	1,864,650
Tetra Tech, Inc.	104,934	3,951,815
The Brink’s Company	16,666	2,117,249
TransUnion	77,887	6,154,631
UL Solutions, Inc., Cl. A	30,019	2,108,234
		60,146,352
Consumer Discretionary Distribution & Retail — 3.7%
Abercrombie & Fitch Co., Cl. A(a)	18,813	1,836,713
AutoNation, Inc.(a)	10,971	2,248,836
Bath & Body Works, Inc.	83,681	1,824,246
Burlington Stores, Inc.(a)	24,998	7,395,908
Chewy, Inc., Cl. A(a)	90,434	2,632,534
Dick’s Sporting Goods, Inc.	26,612	5,375,624
Five Below, Inc.(a)	22,182	4,250,958
Floor & Decor Holdings, Inc., Cl. A(a)	43,312	2,856,859
GameStop Corp., Cl. A(a)	166,122	3,966,993
Lithia Motors, Inc.	9,704	3,138,662
Macy’s, Inc.	107,867	2,159,497
Murphy USA, Inc.	6,905	2,917,432
Ollie’s Bargain Outlet Holdings, Inc.(a)	24,754	2,730,614
Penske Automotive Group, Inc.(b)	7,338	1,150,525
RH(a)	6,177	1,228,173
The Gap, Inc.	90,647	2,536,303
Valvoline, Inc.(a)	51,116	1,672,516
		49,922,393
Consumer Durables & Apparel — 2.8%
Brunswick Corp.	26,235	2,104,572
Capri Holdings Ltd.(a)	47,455	1,071,059
Columbia Sportswear Co.	10,015	553,629
Crocs, Inc.(a)	21,128	1,773,062
KB Home(b)	26,159	1,505,189
Mattel, Inc.(a)	125,222	2,615,888
Polaris, Inc.	21,447	1,369,176
PVH Corp.	19,626	1,223,877
Somnigroup International, Inc.	84,368	7,411,729
Taylor Morrison Home Corp.(a)	39,549	2,410,512
Toll Brothers, Inc.	38,872	5,616,615
TopBuild Corp.(a),(b)	11,193	5,238,884
VF Corp.	131,204	2,570,286

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Consumer Durables & Apparel — 2.8% (continued)
Whirlpool Corp.(b)	22,381	1,790,256
YETI Holdings, Inc.(a)	31,243	1,428,118
		38,682,852
Consumer Services — 3.5%
Aramark	105,833	4,073,512
Boyd Gaming Corp.	23,118	1,954,396
Cava Group, Inc.(a),(b)	39,830	2,414,495
Choice Hotels International, Inc.	8,474	871,127
Churchill Downs, Inc.	26,658	2,622,081
Duolingo, Inc.(a)	16,147	2,164,667
Dutch Bros, Inc., Cl. A(a)	49,988	2,718,847
Graham Holdings Co., Cl. B	1,354	1,579,617
Grand Canyon Education, Inc.(a)	11,112	1,931,710
H&R Block, Inc.	50,847	2,005,914
Hilton Grand Vacations, Inc.(a)	23,877	1,077,091
Hyatt Hotels Corp., Cl. A	16,908	2,643,904
Planet Fitness, Inc., Cl. A(a)	33,330	3,034,363
Service Corp. International	56,434	4,538,987
Texas Roadhouse, Inc.	26,728	4,807,298
Travel + Leisure Co.	25,845	1,797,261
Vail Resorts, Inc.(b)	14,382	1,913,813
Wingstop, Inc.(b)	11,248	2,985,557
Wyndham Hotels & Resorts, Inc.(b)	30,436	2,215,436
		47,350,076
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Cl. A	160,030	2,664,499
BJ’s Wholesale Club Holdings, Inc.(a)	52,883	4,888,505
Casey’s General Stores, Inc.	14,946	9,064,749
Maplebear, Inc.(a)	73,287	2,723,345
Performance Food Group Co.(a)	63,207	6,033,108
Sprouts Farmers Market, Inc.(a)	39,449	2,797,329
US Foods Holding Corp.(a)	89,518	7,485,495
		35,657,030
Energy — 4.1%
Antero Midstream Corp.	135,097	2,542,526
Antero Resources Corp.(a)	118,218	4,299,589
Chord Energy Corp.	22,847	2,290,183
CNX Resources Corp.(a),(b)	53,883	2,090,660
DT Midstream, Inc.	40,817	5,143,758
HF Sinclair Corp.(b)	63,308	3,291,383
Matador Resources Co.	46,698	2,112,618
Murphy Oil Corp.	54,316	1,634,368
NOV, Inc.	147,070	2,698,735
Ovintiv, Inc.	102,443	4,453,197
PBF Energy, Inc., Cl. A	32,524	1,088,253
Permian Resources Corp., Cl. A	279,732	4,512,077
Range Resources Corp.	95,113	3,600,027
TechnipFMC PLC	162,598	9,059,961
Valaris Ltd.(a)	25,863	1,493,071

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Energy — 4.1% (continued)
Viper Energy, Inc., Cl. A	67,306	2,849,736
Weatherford International PLC	28,676	2,697,838
		55,857,980
Equity Real Estate Investment Trusts — 5.9%
Agree Realty Corp.(c)	46,519	3,360,067
American Healthcare REIT, Inc.(c)	69,895	3,278,774
American Homes 4 Rent, Cl. A(c)	131,551	4,120,177
Brixmor Property Group, Inc.(c)	122,400	3,279,096
COPT Defense Properties(c)	45,067	1,388,514
Cousins Properties, Inc.(c)	66,955	1,689,944
CubeSmart(c)	92,076	3,455,612
EastGroup Properties, Inc.(c)	21,402	3,887,459
EPR Properties(c)	30,760	1,668,422
Equity LifeStyle Properties, Inc.(c)	77,743	4,911,025
First Industrial Realty Trust, Inc.(c)	53,711	3,116,849
Gaming and Leisure Properties, Inc.(c)	113,460	5,077,335
Healthcare Realty Trust, Inc.(b),(c)	140,320	2,355,973
Independence Realty Trust, Inc.(c)	95,684	1,597,923
Kilroy Realty Corp.(c)	43,440	1,497,811
Kite Realty Group Trust(c)	86,399	2,029,513
Lamar Advertising Co., Cl. A(c)	35,100	4,503,681
National Storage Affiliates Trust(c)	28,158	895,706
NNN REIT, Inc.(c)	76,744	3,197,923
Omega Healthcare Investors, Inc.(c)	118,737	5,210,180
Park Hotels & Resorts, Inc.(c)	78,847	861,798
PotlatchDeltic Corp.(c)	28,966	1,208,751
Rayonier, Inc.(c)	59,804	1,359,943
Rexford Industrial Realty, Inc.(c)	93,266	3,780,071
Sabra Health Care REIT, Inc.(b),(c)	100,811	1,888,190
STAG Industrial, Inc.(c)	74,711	2,802,410
Vornado Realty Trust(c)	65,319	2,082,370
WP Carey, Inc.(c)	88,354	6,162,692
		80,668,209
Financial Services — 5.8%
Affiliated Managers Group, Inc.	11,279	3,531,342
Ally Financial, Inc.	113,275	4,789,267
Annaly Capital Management, Inc.(c)	275,662	6,342,983
Corebridge Financial, Inc.	107,373	3,310,310
Equitable Holdings, Inc.	115,169	5,343,842
Essent Group Ltd.	38,909	2,448,154
Euronet Worldwide, Inc.(a)	15,629	1,132,477
Evercore, Inc., Cl. A	15,573	5,501,474
Federated Hermes, Inc.	29,886	1,592,326
FirstCash Holdings, Inc.	15,661	2,670,200
Hamilton Lane, Inc., Cl. A	16,556	2,338,369
Houlihan Lokey, Inc.	21,904	3,686,881
Janus Henderson Group PLC	49,650	2,389,655
Jefferies Financial Group, Inc.	66,615	4,075,506
MGIC Investment Corp.	90,036	2,423,769
Morningstar, Inc.	9,713	1,962,900
SEI Investments Co.	37,212	3,269,074

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Financial Services — 5.8% (continued)
Shift4 Payments, Inc., Cl. A(a),(b)	27,443	1,620,235
SLM Corp.	81,318	2,207,784
Starwood Property Trust, Inc.(c)	138,608	2,485,241
Stifel Financial Corp.	40,820	5,033,106
The Carlyle Group, Inc.	104,068	6,117,117
Voya Financial, Inc.	38,579	2,957,466
WEX, Inc.(a),(b)	13,831	2,128,591
		79,358,069
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc.(a)	64,472	3,383,490
Coca-Cola Consolidated, Inc.	22,731	3,456,476
Darling Ingredients, Inc.(a)	63,850	2,915,391
Flowers Foods, Inc.(b)	82,902	947,570
Ingredion, Inc.	25,383	2,997,732
Pilgrim’s Pride Corp.	17,808	772,333
Post Holdings, Inc.(a),(b)	19,077	1,951,768
The Boston Beer Company, Inc., Cl. A(a)	3,164	675,894
The Marzetti Company	8,190	1,405,158
		18,505,812
Health Care Equipment & Services — 3.4%
Chemed Corp.	5,679	2,425,728
DENTSPLY SIRONA, Inc.	78,658	980,865
Doximity, Inc., Cl. A(a)	55,796	2,090,676
Encompass Health Corp.	40,511	3,829,505
Envista Holdings Corp.(a)	66,988	1,572,208
Globus Medical, Inc., Cl. A(a)	45,072	4,087,129
Haemonetics Corp.(a)	19,112	1,274,006
HealthEquity, Inc.(a)	34,422	2,948,933
Hims & Hers Health, Inc.(a),(b)	83,602	2,264,778
Lantheus Holdings, Inc.(a),(b)	26,421	1,768,093
LivaNova PLC(a)	21,844	1,435,369
Masimo Corp.(a),(b)	18,351	2,520,143
Option Care Health, Inc.(a)	63,719	2,166,446
Penumbra, Inc.(a)	15,692	5,620,404
Tenet Healthcare Corp.(a)	35,250	6,672,120
The Ensign Group, Inc.	23,127	3,969,981
		45,626,384
Household & Personal Products — .3%
BellRing Brands, Inc.(a)	49,699	1,236,014
Coty, Inc., Cl. A(a)	149,530	474,010
elf Beauty, Inc.(a)	24,241	2,060,243
		3,770,267
Insurance — 3.7%
American Financial Group, Inc.	27,761	3,616,425
Brighthouse Financial, Inc.(a)	23,089	1,479,081
CNO Financial Group, Inc.	37,955	1,596,008
Fidelity National Financial, Inc.	102,234	5,560,507
First American Financial Corp.	41,142	2,599,352
Kemper Corp.	23,237	915,770
Kinsale Capital Group, Inc.	8,964	3,548,668
Old Republic International Corp.(b)	91,473	3,582,997

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Insurance — 3.7% (continued)
Primerica, Inc.	12,870	3,385,325
Reinsurance Group of America, Inc.	26,349	5,342,260
RenaissanceRe Holdings Ltd.	18,579	5,233,704
RLI Corp.	36,912	2,156,768
Ryan Specialty Holdings, Inc.(b)	45,282	2,186,215
Selective Insurance Group, Inc.	24,432	2,054,243
The Hanover Insurance Group, Inc.	14,332	2,495,775
Unum Group	61,980	4,708,621
		50,461,719
Materials — 5.5%
Alcoa Corp.	104,336	5,927,328
AptarGroup, Inc.	26,250	3,279,937
Ashland, Inc.	18,324	1,120,696
Avient Corp.	36,731	1,327,826
Axalta Coating Systems Ltd.(a)	85,927	2,885,429
Cabot Corp.	21,457	1,548,981
Cleveland-Cliffs, Inc.(a)	230,830	3,176,221
Commercial Metals Co.(b)	44,390	3,412,259
Crown Holdings, Inc.	45,903	4,805,126
Eagle Materials, Inc.	12,956	2,640,562
Graphic Packaging Holding Co.	120,149	1,760,183
Greif, Inc., Cl. A	10,661	752,880
Hecla Mining Co.	269,084	6,059,772
Knife River Corp.(a)	22,740	1,527,446
Louisiana-Pacific Corp.	25,722	2,153,960
MP Materials Corp.(a),(b)	54,137	3,181,631
NewMarket Corp.	3,116	2,090,182
Olin Corp.	46,104	959,424
Reliance, Inc.	20,990	6,916,205
Royal Gold, Inc.	32,581	8,578,903
RPM International, Inc.	51,811	5,541,705
Silgan Holdings, Inc.	35,610	1,536,572
Sonoco Products Co.	39,926	1,916,448
The Scotts Miracle-Gro Company	17,724	1,138,235
Westlake Corp.	13,648	1,082,559
		75,320,470
Media & Entertainment — 1.6%
EchoStar Corp., Cl. A(a)	54,288	6,146,488
Nexstar Media Group, Inc.	11,582	2,459,785
Pinterest, Inc., Cl. A(a)	240,062	5,312,572
The New York Times Company, Cl. A	64,731	4,745,430
Warner Music Group Corp., Cl. A	59,285	1,777,364
ZoomInfo Technologies, Inc.(a)	111,607	898,436
		21,340,075
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
Avantor, Inc.(a)	273,098	2,982,230
BioMarin Pharmaceutical, Inc.(a)	77,285	4,369,694
Bio-Rad Laboratories, Inc., Cl. A(a)	7,285	2,139,605
Bruker Corp.	44,332	1,963,464
Cytokinetics, Inc.(a)	49,405	3,121,902
Elanco Animal Health, Inc.(a)	199,511	4,804,225

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.0% (continued)
Exelixis, Inc.(a)	107,501	4,446,241
Halozyme Therapeutics, Inc.(a)	47,124	3,379,262
Illumina, Inc.(a),(b)	61,426	8,895,099
Jazz Pharmaceuticals PLC(a)	24,449	4,021,616
Medpace Holdings, Inc.(a)	8,940	5,207,371
Neurocrine Biosciences, Inc.(a)	40,118	5,458,455
Repligen Corp.(a)	21,479	3,208,318
Roivant Sciences Ltd.(a)	176,412	3,814,028
Sotera Health Co.(a)	83,534	1,513,636
United Therapeutics Corp.(a)	17,311	8,127,342
		67,452,488
Real Estate Management & Development — .5%
Jones Lang LaSalle, Inc.(a)	19,047	6,817,112
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(a)	49,740	1,835,903
Amkor Technology, Inc.	45,321	2,190,364
Cirrus Logic, Inc.(a)	20,594	2,684,222
Entegris, Inc.(b)	60,848	7,184,323
Lattice Semiconductor Corp.(a)	54,784	4,411,208
MACOM Technology Solutions Holdings, Inc.(a),(b)	25,700	5,629,842
MKS, Inc.	27,094	6,378,199
Onto Innovation, Inc.(a)	19,752	3,990,892
Rambus, Inc.(a)	43,356	4,935,213
Silicon Laboratories, Inc.(a)	13,253	1,887,890
Synaptics, Inc.(a)	15,925	1,313,972
Universal Display Corp.	17,653	2,026,917
		44,468,945
Software & Services — 4.0%
Appfolio, Inc., Cl. A(a)	9,365	1,778,226
ASGN, Inc.(a)	16,773	873,706
Bentley Systems, Inc., Cl. B(b)	60,469	2,123,671
BILL Holdings, Inc.(a)	35,431	1,529,556
Blackbaud, Inc.(a)	14,349	770,541
Commvault Systems, Inc.(a)	17,696	1,516,547
Docusign, Inc.(a)	80,757	4,242,973
Dolby Laboratories, Inc., Cl. A	24,624	1,580,615
Dropbox, Inc., Cl. A(a)	70,959	1,808,035
Dynatrace, Inc.(a)	121,096	4,612,547
Guidewire Software, Inc.(a)	34,227	4,817,793
Kyndryl Holdings, Inc.(a)	91,672	2,108,456
Manhattan Associates, Inc.(a)	24,224	3,658,066
Nutanix, Inc., Cl. A(a)	108,859	4,281,424
Okta, Inc.(a)	67,894	5,735,685
Pegasystems, Inc.	36,464	1,593,112
Qualys, Inc.(a)	14,403	1,899,756
Twilio, Inc., Cl. A(a)	60,934	7,340,110
UiPath, Inc., Cl. A(a)	170,558	2,147,325
		54,418,144
Technology Hardware & Equipment — 7.0%
Advanced Energy Industries, Inc.	14,933	3,813,291
Arrow Electronics, Inc.(a)	20,763	2,750,890

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Technology Hardware & Equipment — 7.0% (continued)
Avnet, Inc.	33,088	2,064,360
Belden, Inc.	15,766	1,852,663
Ciena Corp.(a)	56,652	14,265,540
Cognex Corp.	67,503	2,615,066
Coherent Corp.(a)	63,287	13,428,236
Crane NXT Co.	19,459	983,069
Fabrinet(a)	14,473	7,083,665
Flex Ltd.(a)	148,690	9,373,418
IPG Photonics Corp.(a)	10,435	964,298
Littelfuse, Inc.	9,987	3,233,391
Lumentum Holdings, Inc.(a)	28,525	11,177,236
Novanta, Inc.(a)	14,550	1,957,557
Pure Storage, Inc., Cl. A(a)	125,515	8,728,313
TD Synnex Corp.	30,347	4,815,158
TTM Technologies, Inc.(a)	41,031	4,029,244
Vontier Corp.	58,128	2,179,800
		95,315,195
Transportation — 2.3%
Alaska Air Group, Inc.(a)	46,616	2,369,491
American Airlines Group, Inc.(a)	265,216	3,527,373
Avis Budget Group, Inc.(a)	6,976	802,170
GXO Logistics, Inc.(a)	45,746	2,588,766
Kirby Corp.(a)	21,849	2,570,754
Knight-Swift Transportation Holdings, Inc.	65,598	3,614,450
Landstar System, Inc.	13,720	2,049,219
Ryder System, Inc.	16,183	3,095,484
Saia, Inc.(a),(b)	10,692	3,580,430
XPO, Inc.(a)	47,102	6,976,277
		31,174,414
Utilities — 3.2%
Black Hills Corp.	30,151	2,200,420
Essential Utilities, Inc.	113,194	4,390,795
IDACORP, Inc.	21,674	2,878,090
National Fuel Gas Co.	36,514	3,058,048
New Jersey Resources Corp.	40,071	1,982,713
Northwestern Energy Group, Inc.	24,916	1,690,800
OGE Energy Corp.	80,869	3,532,358
ONE Gas, Inc.	23,897	1,901,245
Ormat Technologies, Inc.	24,401	3,048,661
Portland General Electric Co.	44,845	2,253,461
Southwest Gas Holdings, Inc.	26,050	2,157,461
Spire, Inc.	23,887	2,018,213
Talen Energy Corp.(a)	18,336	6,387,529
TXNM Energy, Inc.	39,290	2,314,967
UGI Corp.	86,688	3,477,056
		43,291,817
Total Equity Securities - Common Stocks (cost $816,685,389)		1,343,554,762

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $12,512,271)	3.72	12,512,271	12,512,271
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,800,458)	3.72	2,800,458	2,800,458
Total Investments (cost $831,998,118)		100.1%	1,358,867,491
Liabilities, Less Cash and Receivables		(.1%)	(1,771,984)
Net Assets		100.0%	1,357,095,507

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $39,570,788 and the value of the collateral was
$41,155,954, consisting of cash collateral of $2,800,458 and U.S. Government & Agency securities valued at $38,355,496.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	42	3/20/2026	14,850,791	14,479,500	(371,291)
Gross Unrealized Depreciation					(371,291)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Midcap Index Fund, Inc.
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,343,554,762	—	—	1,343,554,762
Investment Companies	15,312,729	—	—	15,312,729
	1,358,867,491	—	—	1,358,867,491
Liabilities ($)
Other Financial Instruments:
Futures††	(371,291)	—	—	(371,291)
	(371,291)	—	—	(371,291)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $526,498,082, consisting of $593,421,973 gross unrealized appreciation and $66,923,891 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.